Schedule I (Details Narrative) (10-K) - USD ($)								5 Months Ended	12 Months Ended
	Sep. 30, 2016	Nov. 15, 2015	Nov. 15, 2015	Oct. 31, 2015	Oct. 31, 2015	Aug. 09, 2013	Aug. 05, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Cash consideration									$ 3,902,000,000	$ 0	$ 0
Effective interest rate									81.10%	43.70%
Parent Company [Member]
Related Party Transaction [Line Items]
Interest income from affiliate								$ 200,000,000	$ 1,300,000,000	$ 800,000,000	$ 200,000,000
Majority Shareholder [Member] | Predecessor [Member]
Related Party Transaction [Line Items]
Common units issued, shares							100
Common units issued, value						$ 100,000,000,000
Springleaf Finance, Inc [Member] | Master Notes Receivable, Affiliates [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Effective interest rate									5.82%
OneMain [Member]
Related Party Transaction [Line Items]
Cash consideration	$ 4,455,000,000	$ 4,500,000,000	$ 45,000,000	$ 4,478,000,000	$ 447,800,000,000